DEBT, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)			6 Months Ended	11 Months Ended	12 Months Ended
		Feb. 01, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2017	Aug. 23, 2017	May 24, 2016
Debt Instruments [Abstract]
Long-term debt, gross			$ 113,362,500	$ 115,787,500
Less: Current portion of long term debt	[1]		(4,078,627)	(3,913,436) [2]
Less: Debt issuance costs			(3,883,677)	(4,347,602)
Long-term debt, noncurrent			105,400,196	107,526,462
Debt issuance costs, current			771,373	936,564
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			113,362,500	115,787,500
MC Credit Partners [Member]
Annual Maturities of Term Loan [Abstract]
Consent fee						$ 1,000,000
Predecessor [Member]
Debt Instruments [Abstract]
Long-term debt, gross					$ 80,000,000
Less: Current portion of long term debt	[2]				(849,809)
Less: Debt issuance costs					(1,967,380)
Long-term debt, noncurrent					77,182,811
Debt issuance costs, current					462,691
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross					80,000,000
Term Loan [Member]
Debt Instruments [Abstract]
Long-term debt, gross			93,362,500	95,787,500
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			$ 93,362,500	95,787,500
Increase in aggregate principal amount		$ 5,000,000
Term Loan [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Long-term debt, gross				$ 95,787,500
Effective interest rate				10.46%
Maturity date				Aug. 23, 2022
Aggregate principal amount				$ 97,000,000			$ 97,000,000
Frequency of principal payment			Quarterly	Quarterly
Interest rate from December 31, 2017 through September 30, 2019			1.25%	1.25%
Interest rate from December 31, 2019 and thereafter			2.50%	2.50%
Annual Maturities of Term Loan [Abstract]
2018				$ 4,850,000
2019				6,062,500
2020				9,700,000
2021				9,700,000
2022				65,475,000
Long-term debt, gross				95,787,500
Prepayment of debt				$ 20,000,000
Prepayment fee percentage				3.00%
Term Loan [Member] | Predecessor [Member]
Debt Instruments [Abstract]
Long-term debt, gross					$ 70,000,000
Effective interest rate					9.50%
Maturity date					Mar. 24, 2021
Aggregate principal amount					$ 70,000,000
Frequency of principal payment					Quarterly
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross					$ 70,000,000
Periodic principal payment					875,000
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Long-term debt, gross			$ 20,000,000	$ 20,000,000
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross			$ 20,000,000	$ 20,000,000
Revolving Credit Facility [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity							$ 20,000,000
Effective interest rate				12.50%
Unused line fee				0.75%
Accrued interest				$ 0
Remaining borrowings available				$ 0
Maturity date				Aug. 23, 2022
Revolving Credit Facility [Member] | Predecessor [Member]
Debt Instruments [Abstract]
Long-term debt, gross					$ 10,000,000
Maximum borrowing capacity								$ 10,000,000
Effective interest rate					9.50%
Unused line fee					0.50%
Remaining borrowings available					$ 0
Maturity date					Mar. 24, 2021
Annual Maturities of Term Loan [Abstract]
Long-term debt, gross					$ 10,000,000

[1]	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.
[2]	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.